EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

Amounts in R million	Note	2024	2023	2022

The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit for the year		1,328.7	1,281.4	1,123.8

Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares	Note	2024	2023	2022

Weighted average number of ordinary shares in issue adjusted for treasury shares		861,240,788	859,538,847	856,760,797
Effect of equity-settled share-based payment		4,306,645	5,423,357	4,203,336

Dilutive weighted average issued shares		865,547,433	864,962,204	860,964,133

SA cents per share		2024	2023	2022

Basic EPS		154.3	149.1	131.2
Diluted EPS		153.5	148.2	130.6